Restricted Shares Activity (Detail) - Parent Company	12 Months Ended
Dec. 31, 2019 $ / shares shares
Restricted Shares Roll Forward - Number of Shares
Unvested, December 31, 2018 | shares	791,444
Granted | shares	1,122,857
Vested | shares	(300,614)
Forfeited/Cancelled | shares	(193,633)
Unvested, December 31, 2019 | shares	1,420,054
Restricted Shares Roll Forward - Weighted Average Grant Date Fair Value
Unvested, December 31, 2018 | $ / shares	$ 2,060
Granted | $ / shares	1,276
Vested | $ / shares	1,972
Forfeited/Cancelled | $ / shares	1,860
Unvested, December 31, 2019 | $ / shares	$ 1,486